Other Liabilities and Accruals (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Short-term and Payable Within 1 Year

All amounts are short-term and payable within 1 year.

	Balance per
	June 30, 2018	December 31, 2017
	(euros in thousands)
Accrued auditor’s fee	90	96
Personnel	315	446
R&D costs	8,777	5,272
IP – Legal fee	128	509
Bonuses	940	1,545
Subsidy advance received	145	224
Other accruals	465	535

	10,860	8,627